First Trust North American Energy Infrastructure Fund Expense Example, No Redemption - First Trust North American Energy Infrastructure Fund - First Trust North American Energy Infrastructure Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	$ 1,166